Investments - Debt Securities Maturities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Cost or Amortized Cost
Due in one year or less	$ 11,840
Due after one year through five years	298,690
Due after five years through ten years	644,233
Due after ten years	95,557
Mortgage-backed securities	407,549
Fixed maturities, including securities pledged	1,457,869
Fair Value
Due in one year or less	11,950
Due after one year through five years	306,268
Due after five years through ten years	676,029
Due after ten years	97,725
Mortgage-backed securities	414,950
Fixed maturities, including securities pledged	$ 1,506,922